PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET
4.	PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Electronic equipment	16,449	60,792
Leasehold improvement	11,180	34,854
Furniture and office equipment	2,853	6,666
Software	360	4,122

Total	30,842	106,434
Less: Accumulated depreciation	(14,063)	(24,574)

	16,779	81,860

Depreciation expenses were RMB
4,931
, RMB
4,043
and RMB
11,919
for the years ended December 31, 2017, 2018 and 2019, respectively.